Revenue from contracts with customers (Tables)	6 Months Ended
Dec. 31, 2023
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Sponsorship	39,156	50,423	95,322	108,234
Retail, merchandising, apparel & product licensing	32,606	28,266	66,821	57,843
Commercial	71,762	78,689	162,143	166,077
Domestic competitions	59,734	44,399	89,678	72,026
European competitions	45,177	12,895	52,692	18,582
Other	1,529	1,495	3,417	3,184
Broadcasting	106,440	58,789	145,787	93,792
Matchday	47,554	29,890	74,922	51,153
	225,756	167,368	382,852	311,022

Schedule of assets and liabilities related to contracts with customers

Current
contract assets
– accrued
revenue
£’000
At 1 July 2022	36,239
Recognized in revenue during the period	64,230
Cash received/amounts invoiced during the period	(46,964)
At 31 December 2022	53,505
Recognized in revenue during the period	38,818
Cash received/amounts invoiced during the period	(48,991)
At 30 June 2023	43,332
Recognized in revenue during the period	105,882
Cash received/amounts invoiced during the period	(87,395)
At 31 December 2023	61,819

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2022	(165,847)	(16,697)	(182,544)
Recognized in revenue during the period	132,606	—	132,606
Cash received/amounts invoiced during the period	(117,890)	—	(117,890)
Reclassified to current during the period	(9,423)	9,423	—
At 31 December 2022	(160,554)	(7,274)	(167,828)
Recognized in revenue during the period	141,292	—	141,292
Cash received/amounts invoiced during the period	(149,747)	—	(149,747)
Reclassified to current during the period	(615)	615	—
At 30 June 2023	(169,624)	(6,659)	(176,283)
Recognized in revenue during the period	134,384	—	134,384
Cash received/amounts invoiced during the period	(115,803)	—	(115,803)
Reclassified to current during the period	1,400	(1,400)	—
At 31 December 2023	(149,643)	(8,059)	(157,702)